Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
20.	Quarterly Results of Operations (Unaudited)

	Three months ended
	December 31,	September 30,	June 30,	March 31,

2012
Interest and dividend revenue	$3,661,056	$3,759,869	$3,866,624	$3,819,293
Interest expense	157,223	191,997	242,893	276,656
Net interest income	3,503,833	3,567,872	3,623,731	3,542,637
Provision for loan losses	102,000	206,200	105,000	192,500
Net income	912,135	1,124,243	1,264,041	1,056,681
Comprehensive income	919,899	1,111,960	1,315,068	1,023,547
Earnings per share	$0.31	$0.38	$0.42	$0.35

2011
Interest and dividend revenue	$3,885,299	$4,015,613	$4,242,632	$4,187,085
Interest expense	294,725	330,853	368,690	408,875
Net interest income	3,590,574	3,684,760	3,873,942	3,778,210
Provision for loan losses	122,900	55,500	803,500	145,400
Net income	1,130,629	1,321,612	915,062	1,251,208
Comprehensive income	887,496	1,348,019	1,115,439	1,034,018
Earnings per share	$0.38	$0.44	$0.30	$0.42

2010
Interest and dividend revenue	$4,154,519	$4,332,718	$4,464,726	$4,367,843
Interest expense	455,990	484,741	493,669	508,706
Net interest income	3,698,529	3,847,977	3,971,057	3,859,137
Provision for loan losses	358,500	52,500	180,000	421,000
Net income	958,654	1,449,360	1,523,386	1,265,379
Comprehensive income	601,038	1,586,452	1,172,570	1,287,661
Earnings per share	$0.32	$0.48	$0.51	$0.42